UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2007                                                     (Unaudited)


                                                 Value
HGK EQUITY VALUE FUND                Shares      (000)
-------------------------------------------------------
COMMON STOCK (97.3%)
AEROSPACE & DEFENSE (2.7%)
  General Dynamics                    5,500     $   430
                                                -------
BANKS (9.0%)
  Bank of America                     7,200         379
  JPMorgan Chase                      8,100         413
  SunTrust Banks                      3,700         307
  US Bancorp                          9,000         320
                                                -------
                                                  1,419
                                                -------
CHEMICALS (1.3%)
  PPG Industries                      3,200         212
                                                -------
COMPUTERS & SERVICES (3.8%)
  Fiserv*                             4,500         237
  International Business Machines     3,600         357
                                                -------
                                                    594
                                                -------
DRUGS (2.5%)
  Pfizer                             15,000         394
                                                -------
ELECTRICAL SERVICES (4.9%)
  Exelon                              2,600         156
  FirstEnergy                         5,700         338
  PPL                                 7,800         278
                                                -------
                                                    772
                                                -------
ENTERTAINMENT (3.3%)
  Carnival                            5,300         273
  Time Warner                        11,300         247
                                                -------
                                                    520
                                                -------
FINANCIAL SERVICES (5.1%)
  Citigroup                           7,000         386
  Morgan Stanley                      5,000         414
                                                -------
                                                    800
                                                -------
FOOD, BEVERAGE & TOBACCO (5.9%)
  Coca-Cola                           6,700         321
  Coca-Cola Enterprises              11,400         234
  Kellogg                             7,800         384
                                                -------
                                                    939
                                                -------
INSURANCE (6.0%)
  Allstate                            5,200         313
  American International Group        5,000         342
  Metlife                             4,800         298
                                                -------
                                                    953
                                                -------
MACHINERY (7.6%)
  Caterpillar                         6,000         384
  Eaton                               5,000         392


                                                 Value
HGK EQUITY VALUE FUND                Shares      (000)
-------------------------------------------------------
MACHINERY (CONTINUED)
  Ingersoll-Rand, Cl A               10,000     $   429
                                                -------
                                                  1,205
                                                -------
MEDICAL PRODUCTS & SERVICES (9.2%)
  Johnson & Johnson                   6,000         401
  Laboratory Corp of America                          5
       Holdings*                      5,100          37
  St. Jude Medical*                   8,000         342
  United Health Group                 6,400         334
                                                -------
                                                  1,452
                                                -------
METALS (3.0%)
  Alcoa                               7,000         226
  Phelps Dodge                        2,000         247
                                                -------
                                                    473
                                                -------
OIL FIELD SERVICES (1.3%)
  Baker Hughes                        2,900         200
                                                -------
PAPER & PAPER PRODUCTS (1.0%)
  Kimberly-Clark                      2,200         153
                                                -------
PETROLEUM & FUEL PRODUCTS (1.9%)
  Apache                              4,100         299
                                                -------
PETROLEUM REFINING (9.9%)
  Chevron                             5,500         401
  ConocoPhillips                      5,900         392
  Hess                                7,300         394
  Marathon Oil                        4,100         370
                                                -------
                                                  1,557
                                                -------
PHARMACEUTICALS (4.6%)
  Eli Lilly                           6,500         352
  Wyeth                               7,500         370
                                                -------
                                                    722
                                                -------
PRINTING & PUBLISHING (1.5%)
  Gannett                             4,100         238
                                                -------
RETAIL (3.6%)
  Home Depot                          8,000         326
  Nike                                2,500         247
                                                -------
                                                    573
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (2.0%)
  Texas Instruments                  10,000         312
                                                -------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2007                                                     (Unaudited)


                                 Shares/Face     Value
HGK EQUITY VALUE FUND            Amount (000)    (000)
-------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (7.2%)
  AT&T                                9,600     $   361
  Motorola                           17,500         347
  Verizon Communications             11,000         424
                                                -------
                                                  1,132
                                                -------
TOTAL COMMON STOCK
  (Cost $12,509)                                 15,349
                                                -------
REPURCHASE AGREEMENT (A) (5.8%)
Morgan Stanley, 5.000%, dated
  01/31/07, to be repurchased on
  02/01/07, repurchase price
  $919,809 (collateralized by a
  U.S. Treasury Bond, par value
  $971,010, 4.000%, 11/15/2012;
  total market value $938,082)
  (Cost $920)                          $920         920
                                                -------
TOTAL INVESTMENTS (103.1%)
  (Cost $13,429)+                               $16,269
                                                =======
PERCENTAGES ARE BASED ON NET ASSETS OF $15,782 (000).

(A) TRI-PARTY REPURCHASE AGREEMENT.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS

+AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,436(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,007(000) AND $(174)(000), RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL statements.

HGK-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.